LEASE - Supplementary Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 117,774		¥ 43,373
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	¥ 639,386	$ 87,596	¥ 156,534	¥ 38,953
Weighted average remaining lease term
Operating leases	4 years	4 years	4 years 2 months 12 days
Weighted average discount rate
Operating leases	6.80%	6.80%	6.80%